SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH  JANUARY 1999

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		           Approx Asset
Date	         Number    Price   Value or Approx        Seller
Each   Ident   Shrs      Per      Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share   at Time of Purch       Broker

1-6     GF     71500    14.3194        17.24 	     Bear Stearns
1-7     " "    21500    14.0828        17.14              " "
1-8     " "    21500    14.0843        16.86              " "
1-11    " "    22000    13.621         16.67              " "
1-12    " "    22000    13.2778        16.50              " "
1-13    " "    19600    12.691         16.10              " "
1-14    " "    13900    12.8031        16.14              " "
1-15    " "    18500    12.9436        15.96              " "
1-19    " "    23000    13.0715        16.09              " "
1-20    " "    19300    13.3475        16.12              " "
1-21    " "    23000    13.0473        16.05              " "
1-22    " "    23000    12.875         15.68              " "
1-25    " "    11000    12.6438        15.57              " "
1-26    " "    12000    12.6349        15.56              " "
1-27    " "    12000    12.9526        15.58              " "
1-28    " "     7500    12.8125        15.42              " "
1-29    " "     5100    12.75          15.43              " "

The New Germany Fund, Inc.
    (Name of Registrant)
By Laura Weber - Assistant Treasurer
Date of Statement          2/9/99